Statement of Comprehensive Income (Loss) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 701,098	$ 640,994	$ 688,502
Energy purchases	(458,944)	(446,030)	(423,413)
Distribution margin	242,154	194,964	265,089
Transmission and distribution expenses	(214,428)	(171,625)	(176,595)
Gross profit	27,726	23,339	88,494
Selling expenses	(82,764)	(73,717)	(69,728)
Administrative expenses	(69,122)	(55,598)	(45,170)
Other operating income	25,335	32,412	29,369
Other operating expense	(20,951)	(23,730)	(29,643)
(Loss) Income from interest in joint ventures	(10)	(17)	12
Operating result	(119,786)	(97,311)	(26,666)
Agreement on the Regularization of Obligations	197,731	56,479
Financial income	367	203	395
Financial costs	(319,435)	(273,335)	(163,544)
Other financial results	(31,286)	(4,452)	10,560
Net financial costs	(350,354)	(277,584)	(152,589)
Monetary gain (RECPAM)	454,589	310,205	144,620
Income (Loss) before taxes	182,180	(8,211)	(34,635)
Income tax	(133,809)	(46,187)	(94,840)
Income (Loss) for the year	48,371	(54,398)	(129,475)
Other comprehensive income
Results related to benefit plans	(1,447)	(2,037)	1,215
Tax effect of actuarial profit (loss) on benefit plans	507	713	(427)
Total other comprehensive results	(940)	(1,324)	788
Comprehensive income (loss) for the year attributable to:
Owners of the parent	47,431	(55,722)	(128,687)
Comprehensive income (loss) for the year	$ 47,431	$ (55,722)	$ (128,687)